FINANCIAL INCOME	12 Months Ended
Dec. 31, 2021
FINANCIAL INCOME
FINANCIAL INCOME

NOTE 30 — FINANCIAL INCOME

	2021	2020	2019

Income from short-term investments	182,639	108,057	87,241
Interest income and other financial income	66,385	86,035	135,972
Financial Income	249,024	194,092	223,213

Interest on debt	(1,059,841)	(1,022,460)	(938,120)
Monetary variation and other financial expenses	(373,246)	(426,001)	(531,634)
Financial Expenses	(1,433,087)	(1,448,461)	(1,469,754)

Exchange Variation, net	(108,373)	(204,291)	(247,555)
Bonds repurchase expenses	(264,687)	(239,273)	—
Tax credits monetary update	788,741	—	—
Gains and losses on derivative financial instruments, net	17,928	(774)	(15,118)
Financial result, net	(750,454)	(1,698,707)	(1,509,214)